Loss per share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 04, 2022	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares
Loss per share
Net loss attributable to shareholders of the company | $		$ (181,873)	$ (192,460)
Basic weighted average number of common shares outstanding (in shares) | shares		82,465,447	63,797,504
Diluted weighted average number of common shares outstanding (in shares) | shares		82,465,447	63,797,504
Net loss per share, basic (in dollars per share) | $ / shares		$ (2.21)	$ (3.02)
Net loss per share, diluted (in dollars per share) | $ / shares		$ (2.21)	$ (3.02)
Reverse stock split ratio	3